INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years Ended Year Ended		Years Ended Year Ended
	December 31, 2025		December 31, 2024
	Amount	Percent	Amount	Percent
Pretax income (loss) before income taxes	$1,684		$(25,772)
US federal statutory tax rate	354	21.0%	(5,412)	21.0%
State and local income taxes, net of federal benefit	223	13.2%	111	(0.4)%
Change in valuation allowance	2,991	177.6%	5,455	(21.2)%
Nontaxable or nondeductible Items:
Other	(37)	(2.2)%	(456)	1.8%
Transaction costs	625	37.1%	—	—%
Debt modification	(868)	(51.5)%	—	—%
Gain on derivative liability	(3,654)	(217.0)%	—	—%
Stock compensation	685	40.7%	$445	(1.7)%
Total	$319	18.9%	$143	(0.5)%

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	Year Ended Year Ended
	December 31,
	2025	2024
Deferred tax assets:
Accruals and reserves	$1,410	$1,811
Net operating loss carryforwards	52,856	30,814
Section 163(j) interest carryforward	398	11,281
Stock options	538	1,183
Lease liabilities	111	158
Total deferred tax asset before valuation allowance	55,313	45,247
Valuation allowance	(44,805)	(44,495)
Deferred tax asset – net of valuation allowance	10,508	752
Deferred tax liabilities:
Depreciation and amortization	(10,411)	(144)
Right-of-use assets	(97)	(608)
Total deferred tax liabilities	(10,508)	(752)
Net deferred tax asset (liability)	$—	$—

Schedule of Income Taxes Paid

The following summarizes the Company’s income taxes paid (net of refunds received) for the years presented below:

	Year Ended December 31,
	2025	2024
Federal	$—	$—
State	106	226
Foreign	—	—
Total	$106	$226

The following summarizes the jurisdictions that exceeded 50% of the Company’s total income taxes paid (net of refunds) for the years presented below (in thousands):

	Year Ended December 31,
	2025	2024
California	$—	$12
Illinois	—	42
Massachusetts	9	—
North Carolina	14	14
New Hampshire	7	—
Pennsylvania	—	58
Texas	48	40
Other	28	60
Total	$106	$226